Issue of Shares (Details) - Schedule of Additionally Issued Restricted Stock	Aug. 21, 2023 shares
Skyline Corporate Communications Group [Member]
Schedule of Additionally Issued Restricted Stock [Line Items]
Nos. of Common Stock	10,527
Acorn Management Partners LLC [Member]
Schedule of Additionally Issued Restricted Stock [Line Items]
Nos. of Common Stock	131,578
Rajeev Kheror, an independent director [Member]
Schedule of Additionally Issued Restricted Stock [Line Items]
Nos. of Common Stock	150,000
Robert Damante, an independent director [Member]
Schedule of Additionally Issued Restricted Stock [Line Items]
Nos. of Common Stock	150,000